Group structure	12 Months Ended
Jun. 30, 2024
Group structure [Abstract]
Group structure
Section 8.	Group structure

8.1	Controlled entities

			2024	2023	2022
Controlled entities of ioneer Ltd	Note	Country of incorporation	ownership interest	ownership interest	ownership interest
Ioneer USA Corporation		USA	100	100	100
Ioneer Minerals Corporation		USA	100	100	100
Ioneer Holdings USA Inc.		USA	100	100	100
Ioneer Holdings Nevada Inc.		USA	100	100	100
Gerlach Gold LLC		USA	100	100	100
Paradigm AZ LLC		USA	100	100	100
Ioneer Rhyolite Ridge Holdings LLC		USA	100	100	100
Ioneer Rhyolite Ridge Midco LLC		USA	100	100	100
Ioneer Rhyolite Ridge LLC		USA	100	100	100
Ioneer SLP LLC		USA	100	100	100
ioneer Canada ULC		Canada	100	100	100